Related party transactions - Compensation of key management personnel (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 2,531	€ 2,554	€ 2,736
Post-employment benefits	65	73	75
Total	€ 2,596	€ 2,627	€ 2,811
Key management personnel
Disclosure of transactions between related parties [line items]
Warrants granted | shares	0	350,000	0
Warrants outstanding | shares	350,000	350,000	0